General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General [Abstract]
Accumulated losses	$ (105,379)	$ (90,061)
Generated losses	(15,318)	(14,652)	$ (16,978)
Operating activities	$ (12,563)	$ (12,550)	$ (14,292)